CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss for the year	$ (119.1)	$ (31.5)
Items not affecting cash:
Share-based compensation	3.9	3.2
Depreciation	73.8	31.1
Deferred income tax recovery	(22.4)	(3.4)
Unrealized foreign exchange loss (gain)	(4.4)	5.4
Finance costs	14.5	1.5
Interest income	(2.9)	(7.5)
Loss on copper stream revaluation	13.2	0.0
Reversal of inventory write-down to net realizable value	(2.4)	0.0
Unrealized (gain) loss on derivatives	96.2	26.9
Unrealized (gain) loss on other investments	(0.8)	1.8
Other non-cash adjustments	1.9	(0.3)
Net changes in non-cash working capital	16.0	(8.1)
Cash from operating activities	67.4	19.1
Investing activities
Proceeds from disposal of property, plant and equipment	0.0	0.1
Payment for mineral properties, plant and equipment	(169.2)	(195.4)
Net cash paid on business acquisition	(72.1)	0.0
Proceeds from disposal of other investments	0.8	3.2
Proceeds from loan receivable	0.2	1.1
Interest received	2.9	7.5
Cash used in investing activities	(237.4)	(183.5)
Financing activities
Repayment of loans payable	(159.6)	(4.1)
Repayment of lease liabilities	(1.0)	(0.4)
Interest paid	(15.7)	(4.2)
Net proceeds from public equity offerings	70.5	122.4
Net proceeds from convertible senior notes offering	339.1	0.0
Proceeds from exercise of options	7.2	4.0
Proceeds from loans payable	15.0	120.0
Proceeds from copper stream prepayment	35.0	0.0
Repayment of copper stream	(3.5)	0.0
Payment of deferred financing fees	0.0	(1.7)
Cash from financing activities	287.0	236.0
Effect of exchange rate change on cash and cash equivalents	0.3	(0.5)
Increase in cash and cash equivalents	117.3	71.1
Cash and cash equivalents, beginning of the year	106.4	35.3
Cash and cash equivalents, end of the year	223.7	106.4
Cash and cash equivalents, excluding cash and cash equivalents held for sale	215.4	0.0
Cash and cash equivalents classified as held for sale	$ 8.3	$ 0.0